Other Long-term Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Long-term Liabilities
39	OTHER LONG-TERM LIABILITIES

	2020	2019
	RMB million	RMB million
Long-term duties and levies payable relating to finance leases	1,159	1,487
Deferred gains relating to government grants	121	152
Provision for early retirement benefit obligations and other benefit obligations	251	295
Other long-term payables	659	638

	2,190	2,572
Less: current portion included in other payables and accruals (Note 35)	(235)	(294)

Non-current portion	1,955	2,278